Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Land	¥ 273,014	¥ 272,443
Buildings	1,658,270	1,629,683
Machinery and equipment	1,802,624	1,789,226
Construction in progress	77,953	67,045
Finance lease right-of-use assets	4,999	4,517
Property, Plant and Equipment, Gross, Total	3,816,860	3,762,914
Less accumulated depreciation	(2,727,189)	(2,671,922)
Property, plant and equipment, net (Notes 5 and 6)	¥ 1,089,671	¥ 1,090,992